THORNBURG                                                 Rule 497(k)(1)(i)
LIMITED TERM
MUNICIPAL
FUND-NATIONAL
PORTFOLIO


<logo>

Fund Profile
February ___, 1999

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. Its secondary goal is to reduce expected fluctuations in its share price relative to longer intermediate and long-term bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by states and state agencies and local governments and their agencies and by United States territories and possessions. The Fund seeks its secondary goal of reducing share price fluctuations by maintaining a dollar-weighted average portfolio maturity normally five years or less.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of Class A and Class C shares to the Lehman 5-year General Obligation Bond Index. This information gives some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Limited Term National Fund Annual Total Returns Class A Shares
--------------------------------------------------------------
15%
                                                                12.72%
                                                           11.01%
10%           9.97%
                        8.81%     8.61%
                             7.74%          7.79%7.89%
                                       6.48%

 5% 5.47%                                             4.15%
         3.97%

 0%
                  (1.48)%

-5%
    1997 1996 1995 1994 1993 1992 1991 1990 1989 1988 1987 1986 1985

The year-to-date return for the quarter ending September 30, 1998 was 4.05%. During the 13-year period shown in the bar chart, the highest return for a quarter was 4.46% (quarter ending December 31, 1985), and the lowest return for a quarter was (2.10)% (quarter ending March 31, 1994). The Fund commenced operations on September 28, 1984.

Limited Term National Fund Average Annual Total Returns
Class A and Class C Shares
--------------------------------------------------------
                         One Year  Five Years  Ten Years
                           Ended      Ended       Ended
                         12-31-97   12-31-97    12-31-97
                         --------  ---------   ---------
     Class A Shares        2.87%      4.78%       6.21%
     Class C Shares        4.54%       N/A         N/A
     Lehman Five-Year      6.48%      5.89%       6.94%
      General Obligation
      Bond Index

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
   Limited Term National Fund                         Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            2.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*    0.50%**
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
   Limited Term National Fund                 Class A    Class C
     Management Fee                             .45%       .45%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .38%
                                                ----      -----
           Total Annual Operating Expenses      .97%      1.83%

Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class C other expenses, and TMC and Thornburg Securities Corporation intend to waive a portion of the Class C 12b-1 fees so that actual Class C 12b-1 fees are .63%, actual Class C other expenses are .30% and so that actual total Fund operating expenses are 1.38% for Class C shares. TMC's reimbursement of expenses, and TMC's and TSC's waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $347    $553      $776     $1,421
     Class C Shares      $238    $581    $1,001     $2,175

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $347    $553      $776     $1,421
     Class C Shares      $188    $581    $1,002     $2,175

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund offers multiple classes of shares. Purchases of Class A and Class C shares are described below.

                                Sales Charge
                    as a percentage      as a percentage
Purchase Amount     of Offering Price   of Net Asset Value
---------------     -----------------   ------------------
[S]                        [C]                [C]
Less than $50,000          2.50%              2.56%
$50,000 to 99,999.99       2.25%              2.50%
$100,000 to 249,999.99     1.75%              1.78%
$250,000 to 499,999.99     1.50%              1.52%
$500,000 to 999,999.99     1.00%              1.01%
$1,000,000 and up          0.00%              0.00%

   No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1/2 of 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are taxed as long-term capital gains. Income dividends may not be exempt from state income taxes or taxes imposed on persons who are not individuals.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                               <LOGO>
                         Thornburg Funds
                    Investing With Integrity

            Thornburg Securities Corporation, Distributor
          119 East Marcy Street, Santa Fe, New Mexico 87501
                           800-847-0200
        www.thornburg.com    e-mail: postmaster@thornburg.com

THORNBURG                                                 Rule 497(k)(1)(i)
LIMITED TERM
MUNICIPAL
FUND-CALIFORNIA
PORTFOLIO


<logo>

Fund Profile
February ___, 1999

This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 800-847-0200.

1.  Investment Goal

The Fund's primary goal is providing as high a level of current income exempt from federal income tax and California individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. Its secondary goal is to reduce expected fluctuations in its share price relative to longer intermediate and long-term bond portfolios.

No assurance can be given that these goals will be achieved.

2.  Principal Investment Strategy of the Fund

The Fund pursues its primary goal by investing in investment grade or equivalent obligations which are issued by the State of California and its agencies and California local governments and their agencies and by United States territories and possessions. The Fund seeks its secondary goal of reducing share price fluctuations by maintaining a dollar-weighted average portfolio maturity normally five years or less.

3.  Principal Risks

The value of Fund shares and its dividends will fluctuate in response to changes in interest rates. The value of fund shares could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

The Fund is a nondiversified investment company. This means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting an issuer in which the Fund invested a high proportion of its assets could cause the Fund's share price to decline to a greater degree than if its assets were more diversified. The Fund's policy of investing primarily in municipal securities originating in California also subjects the Fund to greater risk than a mutual fund which invests in municipal securities from a number of states.

Prospective investors should consider how the Fund's investment returns may vary each year, and the Fund's share value may go down in some periods.
The following bar chart shows how the Fund's annual total returns for Class A shares have been different in each full year since it began operations. The accompanying average annual total return figures compare the performance of Class A and Class C shares to the Lehman 5-year General Obligation Bond Index. This information gives some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Limited Term California Fund Annual Total Returns Class A Shares
--------------------------------------------------------------
15%

10%            10.27%
                            8.21%
                                  7.53% 7.52%       7.52% 7.77%
 5% 5.84%                                     6.77%
          4.81%
 0%
                     (2.13)%
-5%
    1997  1996  1995  1994  1993  1992  1991  1990  1989  1988

The year-to-date return for the nine months ending September 30, 1998 was 4.39%. During the ten-year period shown in the bar chart, the highest return for a quarter was 3.77% (quarter ending March 31, 1995), and the lowest return for a quarter was (2.08)% (quarter ending March 31, 1994). The Fund commenced operations on February 19, 1987.

Limited Term National Fund Average Annual Total Returns
Class A and Class C Shares
--------------------------------------------------------
                         One Year  Five Years  Ten Years
                           Ended      Ended       Ended
                         12-31-97   12-31-97    12-31-97
                         --------  ---------   ---------
     Class A Shares        3.17%      4.68%       6.04%
     Class C Shares        5.00%       N/A         N/A
     Lehman Five-Year      6.48%      5.89%       6.94%
      General Obligation
      Bond Index

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. The Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

4.  Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
   Limited Term National Fund                         Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            2.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*    0.50%**
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
   Limited Term California Fund               Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .29%       .47%
                                                ----      -----
           Total Annual Operating Expenses     1.04%      1.97%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .63%, actual Class C other expenses are .27%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $354    $575      $814     $1,501
     Class C Shares      $252    $625    $1,075     $2,326

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $354    $575      $814     $1,501
     Class C Shares      $202    $625    $1,075     $2,326

5.  Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for the Fund. Mr. McMahon has managed municipal bond portfolios for TMC since 1984, and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Fund's portfolio.

6.  Purchase of Fund Shares

The Fund offers multiple classes of shares. Purchases of Class A and Class C shares are described below.

                                Sales Charge
                    as a percentage      as a percentage
Purchase Amount     of Offering Price   of Net Asset Value
---------------     -----------------   ------------------
[S]                        [C]                [C]
Less than $50,000          2.50%              2.56%
$50,000 to 99,999.99       2.25%              2.50%
$100,000 to 249,999.99     1.75%              1.78%
$250,000 to 499,999.99     1.50%              1.52%
$500,000 to 999,999.99     1.00%              1.01%
$1,000,000 and up          0.00%              0.00%

   No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisers;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1/2 of 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000 but automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Purchases may be made by mail, through your financial advisor or by telephone.

7.  Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone. if you have previously signed up for the telephone redemption feature.

8.  Distributions

The Fund distributes substantially all of its net income and realized capital gains to shareholders each year. The Fund declares its net investment income daily and distributes it monthly. The Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Income dividends attributable to tax exempt municipal obligations owned by the Fund are exempt from federal personal income tax, but some portion of these dividends could be subject to the alternative minimum tax. Dividends attributable to market discount on portfolio securities and distributions of net short-term capital gains are taxable as ordinary income. Any distributions of long-term capital gains are taxed as long-term capital gains. Income dividends attributable to municipal obligations originating in California are not subject to the California state individual income tax.

9.  Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of the Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Fund for more information on these and other services available to you.

Please call 1-800-847 or your financial adviser for an application to purchase shares of the Fund. A copy of the Fund's prospectus will be sent to you with the application.


                               <LOGO>
                         Thornburg Funds
                    Investing With Integrity

            Thornburg Securities Corporation, Distributor
          119 East Marcy Street, Santa Fe, New Mexico 87501
                           800-847-0200
        www.thornburg.com    e-mail: postmaster@thornburg.com